Document and Entity Information	12 Months Ended
Jul. 31, 2011
Document And Entity Information
Entity Registrant Name	Viosolar Inc.
Entity Central Index Key	0001302401
Document Type	20-F
Document Period End Date	Jul 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	18,382,500
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009
Current assets:
Cash	$ 98	$ 2,277	$ 2,697
Prepaid expenses	1,325	6,521	1,325
Current assets attributable to discontinued operation			256,581
Total current assets	1,423	8,798	260,603
Property and equipment attributable to discontinued operation			601,801
Intangible assets attributable to discontinued operation			908,038
Total assets	1,423	8,798	1,770,442
Current liabilities:
Notes payable	840,824	813,089	70,222
Loans from related parties	35,511	499	524,021
Accounts payable and accrued expenses	124,653	30,284	8,924
Accounts payable and accrued expenses - related parties	379,237	271,533	233,794
Current liabilities attributable to discontinued operation			473,476
Total current liabilities	1,380,225	1,115,405	1,310,437
Noncurrent liabilities attributable to discontinued operation			835,695
Total liabilities	1,380,225	1,115,405	2,146,132
Stockholders equity (deficit)
Common stock, Class A voting shares, no par value, unlimited authorized, 18,382,500, 18,382,500 and 22,000,000 shares issued and outstanding, July 31, 2011, 2010 and 2009, respectively	147,297	147,297	437,637
Additional paid in capital	2,999,628	2,999,628	2,659,848
Deficit accumulated during the development stage	(4,525,727)	(4,253,532)	(3,560,200)
Accumulated other comprehensive income			17,322
Total stockholders equity (deficit) attributable to shareholders of Viosolar Inc.	(1,378,802)	(1,106,607)	(445,393)
Minority interest in subsidiaries			69,703
Total stockholders equity	(1,378,802)	(1,106,607)	(375,690)
Total liabilities and stockholders equity	$ 1,423	$ 8,798	$ 1,770,442

Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized
Common stock, shares issued	18,382,500	18,382,500	22,000,000

Statements of Operations (USD $)	12 Months Ended			84 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2011
Income Statement [Abstract]
Revenues
General and administrative expenses:
Professional fees	88,775	80,175	55,134	406,375
Stock based compensation		418,280	2,105,782	3,068,129
Management fees	96,000	96,000	96,000	434,797
Depreciation				1,860
Rent	17,199	18,188	41,135	76,522
General and administrative expenses	13,308	52,628	80,579	429,223
Total operating expenses	215,282	665,271	2,378,630	4,416,906
Operating income (loss) from continuing operations	(215,282)	(665,271)	(2,378,630)	(4,416,906)
Other income (expense):
Interest income				1,876
Interest expense	(45,842)	(32,563)	(25,610)	(112,043)
Foreign exchange gain (loss)	(11,071)	6,732	6,257	1,346
Total other income (expense)	(56,913)	(25,831)	(19,353)	(108,821)
Income (loss) before taxes from continuing operations	(272,195)	(691,102)	(2,397,983)	(4,525,727)
Provision (credit) for taxes on income
Net income (loss) from continuing operations	(272,195)	(691,102)	(2,397,983)	(4,525,727)
(Loss) from discontinued operation, net of tax		(38,144)	3,936	(34,208)
Gain recognized on divestment of subsidiary		34,208		34,208
Net income (loss) from discontinued operation		(3,936)	3,936
Net income (loss)	(272,195)	(695,038)	(2,394,047)	(4,525,727)
Other comprehensive income, net of tax:
Net change in foreign currency exchange adjustments from continuing operations		(846)	(185)
Net change in foreign currency exchange adjustments from discontinued operations		(19,384)	19,384
Comprehensive income (loss)	$ (272,195)	$ (715,268)	$ (2,374,848)	$ (4,525,727)
Basic and diluted Earnings (loss) per common share, basic
Continuing operation	$ (0.01)	$ (0.03)	$ (0.13)
Discontinued operation	$ 0	$ 0	$ 0
Weighted-average shares outstanding, basic	18,382,500	22,334,384	18,087,912

Statements of Cash Flows (USD $)	12 Months Ended			84 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (272,195)	$ (695,038)	$ (2,394,047)	$ (4,525,727)
Adjustments to reconcile net income (loss) to cash provided (used) by development stage activities:
Non-cash management fees				10,000
Depreciation and amortization				1,860
Stock-based compensation		418,280	2,105,782	3,068,129
Changes in current assets and liabilities:
Prepaid expenses	5,196	(5,000)	(1,325)	(4,419)
Accounts payable and accrued expenses	94,369	14,265	(134)	120,591
Accounts payable and accrued expenses, related parties	107,704			107,704
Net cash flows from continuing operating activities	(64,926)	(267,493)	(289,724)	(1,221,065)
Net cash flows from discontinued operating activities		176,641	(10,007)	166,634
Total net cash flows from operating activities	(64,926)	(90,852)	(299,731)	(1,054,431)
Cash flows from investing activities:
Acquisition of computer equipment				(2,657)
Net cash flows from investing activities, continuing operation				(2,657)
Net cash flows from investing activities, discontinued operation		(199,121)	38,203	(160,918)
Total net cash flows from investing activities		(199,121)	38,203	(163,575)
Cash flows from financing activities:
Proceeds from sale of common stock				80,010
Change in deferred registration costs				(11,213)
Proceeds from short-term notes	27,735	6,899	6,978	119,518
Increase (decrease) in loans payable, related parties	35,012	263,139	297,076	1,049,244
Net cash flows from financing activities, continuing operation	62,747	270,038	304,054	1,237,559
Net cash flows from financing activities, discontinued operation		(9,317)		(9,317)
Total net cash flows from financing activities	62,747	260,721	304,054	1,228,242
Effect of foreign exchange on cash flows		(2,967)	(8,202)	(10,138)
Net cash flows	(2,179)	(32,219)	34,324	98
Cash and equivalents, beginning of period	2,277	34,496	172
Cash and equivalents, end of period	98	2,277	34,496	98
Supplemental cash flow disclosures:
Cash paid for interest
Cash paid for income taxes
Non cash transactions :
Refinance of accounts payable, related parties		93,059		93,059
Refinance of accrued interest, related parties		51,017		51,017
Refinance of loans payable, related parties		604,846		604,846
Total non cash transactions		$ 748,922		$ 748,922

Shareholders Equity (USD $)	Common Stock Class A Shares	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Accumulated Other Comprehensive Income	Subtotal Before Noncontrolling Interest	Noncontrolling Interest	Total
Beginning balance, amount at Jul. 18, 2004
Shares issued for cash and software license, shares	18,000,000
Shares issued for cash and software license, amount	$ 80,010				$ 80,010		$ 80,010
Development stage net income (loss)			(542)		(542)		(542)
Ending balance, amount at Jul. 31, 2004	80,010		(542)		79,468		79,468
Ending balance, in shares at Jul. 31, 2004	18,000,000
Development stage net income (loss)			(12,966)		(12,966)		(12,966)
Ending balance, amount at Jul. 31, 2005	80,010		(13,508)		66,502		66,502
Ending balance, in shares at Jul. 31, 2005	18,000,000
Contributed services		10,000			10,000		10,000
Development stage net income (loss)			(23,666)		(23,666)		(23,666)
Ending balance, amount at Jul. 31, 2006	80,010	10,000	(37,174)		52,836		52,836
Beginning balance, in shares at Jul. 31, 2006	18,000,000
Deferred financing costs charged against proceeds from sale of stock	(11,213)				(11,213)		(11,213)
Development stage net income (loss)			(153,844)		(153,844)		(153,844)
Ending balance, amount at Jul. 31, 2007	68,797	10,000	(191,018)		(112,221)		(112,221)
Ending balance, in shares at Jul. 31, 2007	18,000,000
Stock-based compensation		544,067			544,067		544,067
Other comprehesive income				1,031	1,031		1,031
Development stage net income (loss)			(973,429)		(973,429)		(973,429)
Ending balance, amount at Jul. 31, 2008	68,797	554,067	(1,164,447)	1,031	(540,552)		(540,552)
Beginning balance, in shares at Jul. 31, 2008	18,000,000
Contributed services
Deferred financing costs charged against proceeds from sale of stock
Stock-based compensation		2,105,781			2,105,781		2,105,781
Other comprehesive income				16,291	16,291	2,908	19,199
Investment in Energeiaki EPE, shares	4,000,000
Investment in Energeiaki, amount	368,840				368,840	65,089	433,929
Development stage net income (loss)			(2,395,753)		(2,395,753)	1,706	(2,394,047)
Ending balance, amount at Jul. 31, 2009	437,637	2,659,848	(3,560,200)	17,322	(445,393)	69,703	(375,690)
Ending balance, in shares at Jul. 31, 2009	22,000,000
Contributed services
Shares issued for services, shares	382,500
Shares issued for services, amount	78,500	(78,500)
Stock-based compensation		418,280			418,280		418,280
Other comprehesive income				67,469	67,469	12,055	79,524
Disposal (loss) of Energeiaki EPE, shares	(4,000,000)
Disposal (loss) of Energeiaki, amount	(368,840)		34,208	(84,791)	(419,423)	(81,659)	(501,082)
Development stage net income (loss)			(727,540)		(727,540)	(99)	(727,639)
Ending balance, amount at Jul. 31, 2010	147,297	2,999,628	(4,253,532)		(1,106,607)		(1,106,607)
Ending balance, in shares at Jul. 31, 2010	18,382,500
Contributed services
Development stage net income (loss)			(272,195)		(272,195)		(272,195)
Ending balance, amount at Jul. 31, 2011	$ 147,297	$ 2,999,628	$ (4,525,727)		$ (1,378,802)		$ (1,378,802)
Ending balance, in shares at Jul. 31, 2011	18,382,500

Organization and summary of significant accounting policies	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Organization and summary of significant accounting policies

Note 1 - Organization and summary of significant accounting policies:

Following is a summary of our organization and significant accounting policies:

Organization and nature of business – VioSolar Inc. (formerly Sprout Development Inc., identified in these footnotes as “we” or the Company) was incorporated on July 19, 2004, under the laws of the Province of Alberta, Canada.  On June 22, 2007, we filed Articles of Amendment in the Alberta Corporate Registry to effect a name change from Sprout Development Inc. to VioSolar Inc.

We operate pursuant to the laws of the Province of Alberta, Canada.  We operate a business and corporate office in Canada.  We have also established a place of business in Greece, and effective July 24, 2008 have registered our Company with the local government to undertake business in this jurisdiction.  We use a July 31 fiscal year for financial reporting purposes.

The Company was incorporated with the intention of selling access to software that delivers a web enabled, collaborative approach to child custody communications for divorced parents to foster a non-confrontational environment.  We were unsuccessful in implementing that business plan, and management determined to look for other business opportunities during the fiscal year ended July 31, 2007.

On March 14, 2007 Mr. Daryl Cozac, the President and a director and Mr. Jim Balsara, the Secretary, Treasurer and a director resigned as both officers and directors.  Three new directors were appointed to fill the available vacancies and appointments to the offices of President and Secretary/Treasurer were also completed.  Mr. Cozac, the controlling shareholder of our Company at March 14, 2007, sold a total of 13,990,000 Class A common shares of the Company to Neranion Holdings Ltd. for cash consideration of $104,940.00.  The 13,990,000 Class A common shares represented 78% of our then total issued and outstanding shares.  Subsequent to the year ended July 31, 2007, Neranion Holdings Ltd. gifted a total of 8,990,000 of the Class A common shares to 44 individuals leaving Neranion Holdings Ltd. with a total of 5,000,000 Class A common shares.  On November 26, 2008, Neranion Holdings Ltd. sold 5,000,000 shares of the Company’s Class A common stock, representing 28% of the total issued and outstanding shares, to Rick Walchuk, a director and officer of the Company.

Concurrent with the change of control noted above, the succeeding board of directors undertook a review of business opportunities in the European Union and determined that there was a potential market for the development of solar parks.  The Company’s current business plan is to become a global marketer of solar energy.

On July 23, 2009, the Company completed the purchase of eight-five percent of the outstanding shares of Energeiaki E.P.E. of Tripoli, Greece (the “E.P.E”). Upon the acquisition of E.P.E by VioSolar, the Company issued an aggregate of 4,000,000 shares of common stock of VioSolar. This acquisition opens the door for Viosolar into the photovoltaic marketplace in Greece.   As a result, Energeiaki E.P.E became a subsidiary of the Company at that point.

Energeiaki E.P.E. operates a photovoltaic solar company based in Tripoli, Greece. The company currently has one photovoltaic solar park of 100kw in operation. Energeiaki also has two other parks of 100kw each under construction and six other applications at various stages of government approval representing a total of 1.1 MW.

On July 31, 2010, the Company and the 15% shareholders of E.P.E. agreed to rescind the transaction completed on July 23, 2009 and the Company canceled the 4,000,000 shares of VioSolar issued to E.P.E. and returned its eighty-five percent equity interest to E.P.E.’s shareholders. Subsequent to the rescission E.P.E. is no longer a related party.

Our plan is to become a global marketer of electricity generated from solar energy. The plan includes the construction, management, and operation of solar energy parks. Our immediate plans are to pursue the establishment of solar energy parks within Greece. We plan to take advantage of the numerous incentives in this sector offered by the Greek government, following the general policy decided by the European Union and the relevant directives forwarded to all European Union members. VioSolar Inc. will concurrently pursue cutting edge technology in the research and development of new, more cost efficient and energy efficient solar modules.

Principles of presentation - The accounting and reporting policies of the Company conform to U.S. generally accepted accounting principles applicable to development stage enterprises.  The financial statements have been presented in U.S. dollars, which is our functional currency. Certain items in previous years have been reclassified to conform to the current year presentation.

Basis of consolidation – The Consolidated Financial Statements include the accounts of VioSolar Inc. and its subsidiary for the year ended July 31, 2009. The disposal of the subsidiary was effective July 31, 2010.  Accordingly, its operations are included in 2010 operations, but all assets and liabilities have been disposed of as at July 31, 2010.

Accounting for subsidiaries – A subsidiary is an entity controlled by the Company. Control is achieved where the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The results of subsidiary acquired of during the year ended July 31, 2009 are included in the income statement from the effective date of acquisition. Where necessary, adjustments are made to the financial statements of subsidiary to bring its accounting policies into line with those used by the Company. All intra-company transactions, balances, income and expenses are eliminated on consolidation. Minority interests in the net assets of the consolidated subsidiary are identified separately from the Company’s equity therein. Minority interests consist of the amount of those interests at the date of original business combination and the minority’s share of changes in equity since the date of the combination. Losses applicable to the minority in excess of the minority’s share of changes in equity are allocated against the interests of the Company except to the extent that the minority has a binding obligation and is able to make an additional investment to cover the losses.  As stated elsewhere, the subsidiary was disposed of as of July 31, 2010.

Business combinations – All business combinations are accounted for under the purchase method. The cost of an acquisition is measured at the fair value of the assets given and liabilities incurred or assumed at the date of exchange plus costs directly attributable to the acquisition. Identifiable assets acquired and liabilities assumed in a business combination (including contingent liabilities) are measured initially at their fair values at the acquisition date, irrespective of the extent of any minority interest. The excess of the cost of acquisition over the fair value of the Company’s share of the identifiable net assets acquired is recorded as goodwill. At July 31, 2011 we had no recorded goodwill. The interest of minority shareholders in the acquisition is initially measured at the minority’s proportion of the net fair value of the assets, liabilities and contingent liabilities recognized.

Intangible assets – There were no intangible assets at July 31, 2011. Identifiable intangible assets are recognized when the Company controls the assets, it is probable that future economic benefits attributed to the asset will flow to the Company and the cost of the asset can be reliably measured.

Foreign currency translation – The consolidated financial statements are presented in US Dollars, which is the parent Company’s functional and presentation currency. Each entity determines its own functional currency and items including in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the balance sheet date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transactions dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated. For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than US Dollars are expressed in US Dollars using exchange rates prevailing on the balance sheet date. Income and expense items and cash flows are translated at the average exchange rates for the period and exchange differences arising are recognized directly in equity.

Revenue recognition – We follow FASB standards regarding revenue recognition, which generally require that revenue be recognized when the following conditions are met:

(1)	Amounts are realized or realizable (that is, they are converted or convertible into cash or claims to cash).

(2)	Amounts are earned (that is, the activities prerequisite to obtaining benefits have been completed).

Revenue from the sale of electricity is metered automatically onsite when delivered into the power grid, and is recorded and recognized at the contractual price on a monthly basis.  Payment is made by DESMIE, the Greek utility, directly into an account at our bank, which is dedicated for use in repaying bank loans.

Revenue from consulting services rendered to other entities in connection with solar licensing is recorded at the time of invoicing, but is deferred until the invoice has been finally approved by the governmental agency.  This process can take six months or more.  Invoices are not finally paid until such approval is received.  Under Greek law, invoices, when issued, must include VAT (value added tax), and the VAT must be paid to the government regardless of whether the invoice is ultimately collected.  Therefore, only the portion of the invoice applicable to revenue is reflected in the accompanying balance sheet at Deferred Revenue, while the liability for VAT is reflected as a liability.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and cash equivalents - For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents. Cash and cash equivalents are measured at cost.

Property, plant and equipment – Property, plant and equipment is valued at cost less accumulated depreciation and impairment losses. If the costs of certain components of an item of property, plant and equipment are significant in relation to the total cost of the item, they are accounted for and depreciated separately. Depreciation expense is recognized using the straight-line method. Costs of construction of qualifying assets, i.e. assets that require a substantial period of time to be ready for its intended use, include capitalized interest, which is amortized over the estimated useful life of the related asset. The following useful lives are assumed:

Leasehold improvements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .……20 years

Technical machinery & equipment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3 - 5 years

Furniture & office equipment. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3 - 5 years

Operating Leases – Operating lease rentals are charged on a straight – line basis over the term of the lease.

Fair Values – We follow FASB ASC 820-10-20 regarding determination of Fair Values.  Certain assets and liabilities may from time to time be required to be valued using the principles in the FASB pronouncement.  Generally, they establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. This hierarchy consists of three broad levels:

(1)	Level 1 inputs consist of unadjusted quoted prices in active markets for identical assets and have the highest priority;

(2)	Level 2 inputs consist of observable inputs other than the quoted prices included in Level 1;

(3)	Level 3 inputs consist of unobservable inputs and have the lowest priority. We use appropriate valuation techniques based on the available inputs to measure the fair value of assets and liabilities when required.

The hierarchy only prioritizes the inputs, not the valuation techniques that are used. The inputs used in a given valuation may fall in different levels of the hierarchy. The level in the hierarchy in which the resulting fair value measurement falls is based on the lowest level input that is significant to the overall valuation, regardless of the valuation technique(s) used. Determining whether an input is significant is a judgmental matter requiring consideration of factors specific to the asset or liability.

The Company's financial instruments, including cash, accounts receivable, accounts payable, and loans are carried at cost, which approximates their fair value because of the short-term maturity of these instruments.

Taxes on income - Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with applicable Statements of Financial Accounting Standards regarding Accounting for Income Taxes.  These standards require the use of the asset/liability method of accounting for income taxes.  Deferred income tax expenses and benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The Company provides deferred taxes for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not.

Net income per share of common stock – We follow FASB Statements pertaining to Earnings per Share, which require presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation.  In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period.  Because we experienced an operating loss during the period, the calculation of diluted earnings per share did not include stock options described in Note 12, below, as the calculation would have been anti-dilutive.

Reclassification - Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations. During the fiscal year ended July 31, 2011, the Company determined to consolidate certain line items on its statements of operations to one line item entitled “General and administrative expenses”.

Future operations	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Future operations

Note 2 – Future operations:

On July 23, 2009, the Company completed the purchase of eight-five percent of the outstanding shares of E.P.E, a company operating in the photovoltaic marketplace in Greece.   At the date of the acquisition, E.P.E. has been in business for a period of approximately three (3) years, with revenue-generating operations from its first photovoltaic park having commenced effective September 2008, so that at the date of acquisition, E.P.E. had not yet completed a full twelve month cycle of revenue. The Company and 85% owned subsidiary E.P.E. were expected to continue to operate at a loss until such time as we are able to construct and operate a sufficient number of solar parks to allow for the generation of income adequate to cover all associated operating expenses and overhead.  During the fiscal year ended July 31, 2010, the Company did not raise any funds to construct up to 9 additional parks on existing lands and under the terms of both existing and pending licenses with anticipated total output upon project completion of up to 1.1 MW.   We do not presently have sufficient capital to implement our business plan.  As a result, at July 31, 2010 the Company and the shareholders of the minority interest in E.P.E. agreed to rescind the acquisition completed on July 23, 2009.   As of July 31, 2010, the Company’s financial statements reflect the discontinuation and disposal of E.P.E.

On October 1, 2010 the Company entered into a Memorandum of Understanding (the “MOU”) with Mr. Konstantntinos Papadias (“Papadias”), a resident of Tyros, Greece, whereunder Papadias agreed to make available a total of 150,000 square meters of land in the Municipality of Tyros, Greece for the implementation of a Photovoltaic Park. The MOU further provides that:

(1)	The Company, at its sole expense, conduct research on the feasibility of the Photovoltaic Park (the “Study”) to determine the viability of the project and potential for annual electric output to be reviewed by Papadias no later than 12 months from the date of the MOU ;

(2)	Papadias allow unobstructed access to the land area for purposes of such feasibility study and provide ownership documentation, land titles and other such documentation as to confirm the land available for development free of any burden or barrier to development;

(3)	Following the completion of the Study, should the viability of the proposed Photovoltaic Park be confirmed, the parties agree to enter into a Cooperation Contract whereby the land will be subject to a long-term lease, the parties agree to cooperate to obtain any and all necessary licenses, and any and all such other terms to be negotiated at that time.

In consideration of the above noted terms, the Company agrees to pay to Papadias the sum of 100 Euros upon execution of the MOU; a further 100,000 Euros over a period of ten (10) years commencing twelve months from the original signing of the agreement; and, a royalty of 5% of any net revenues derived from any operations on the leased lands.  Subsequent to the fiscal year ended July 31, 2011, the Company and Papadias entered amended the MOU to allow for a term of twenty-four (24) months to complete the Study, for payments to commence.

To date, we have been funding our Company by way of related party loans.  We intend to complete a stock offering and/or locate suitable financing through loans or other facilities to allow us to continue as a going concern during this period while the plans are implemented.

At July 31, 2011, the Company had suffered losses from development stage activities to date approximating $4,525,000, and had negative stockholders’ equity of approximately $1,378,000, all of which raise substantial doubt about its ability to continue as a going concern.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Uncertainty in Greek economy	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Uncertainty in Greek economy

Note 3 – Uncertainty in Greek economy:

Uncertainty surrounding the continuing financial instability with respect to the Greek government (the “Government”)  and the economy of Greece continues to raise certain doubts about the Government’s ability to perform should the Company develop photovoltaic parks in Greece and look to enter into Power Purchase Agreements with the Government.  Under current economic conditions, the ability of the Greek government to effectively perform under any contracts which could be negotiated in the future remains unknown.  The Company has not yet entered into negotiations with respect to potential, future energy production and therefore we have not yet determined the impact this uncertainly may have on these financial statements, and as such, the financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Prepaid expense	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Prepaid expense

Note 4 – Prepaid Expense:

A summary of prepaid expense as of July 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Advance to supplies	$-	$-	$164,812
Lease deposit	1,325	1,325	1,325
Others	-	5,196	-
	$1,325	$6,521	$166,137

Property, plant and equipment	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Property, plant and equipment

Note 5 – Property, plant and equipment:

As of July 31, 2010, the Company disposedits 85% equity interest in E.P.E.

Property, plant and equipment consist of the following:

	7/31/2011	7/31/2010	7/31/2009
Land	$-	$-	$42,797
Equipment & Leasehold improvements	-	-	563,218
Furniture and fixtures	-	-	42,782
Total	-	-	648,796
Less: accumulated depreciation/amortization	-	-	(46,995)
Property, plant and equipment, net	$-	$-	$601,801

Commitments	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Commitments

Note 6 – Commitments:

Effective September 15, 2008, the Company entered into a two (2) year lease for office space in a property located in Athens, Greece. The lease called for monthly rent in the amount of $3,365 (€2,540) plus applicable taxes and was to expire September 14, 2010. During the fiscal year 2009, the company paid total $27,983 (€20,320) plus applicable taxes and utilities. The lease was terminated on April 14, 2009.

On April 15, 2009, the Company entered into a four (4) year lease agreement for office space in a property located in Athens, Greece.  The lease calls for monthly rent in the amount of $1,439 (€1,000) plus applicable taxes, increasing to €1,150 in year 2 and escalating by 5% per annum for the final two years. The lease commenced on May 1, 2009 and expires on April 30, 2013. During the fiscal year 2011, the company paid two months rent in the amount of  $2,580 (2010 - $16,645) plus applicable taxes and utilities, leaving $15,111 in arrears reflected on the Company’s balance sheet as Accounts payable. The lease payments for each of the succeeding fiscal years are as follows:

2012	21,113
2013	22,168
$43,281

As at July 31, 2011 the Company is in default of the terms of the lease.

Notes payable	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Notes payable

Note 7 – Notes payable:

A summary of notes payable as of July 31 are as follows:

	2011	2010	2009
Christos Grigoriou	$-	$64,167	$78,507
Sariona Investments Ltd.	91,902
Various third parties	748,922	748,922	-
	$840,824	$813,089	$78,507

On June 23, 2008, we borrowed US $64,167 (€50,000) from Mr. Christos Grigoriou, a resident of Trikala, Greece. The loan was due and payable in full on May 23, 2010, bore interest at 10% per annum payable at maturity, and was unsecured. Upon maturity, the term of the loan was extended for an additional year on the same terms. On March 23, 2011, Mr. Grigoriou assigned his outstanding note receivable for US$71,955 (€50,000) plus accumulated interest to March 23, 2011 in the amount of US$19,947 (€13,861) to Sariona Investments Ltd. As of July 31, 2011, the Company accrued interest expense $3,062 reflected on the Company’s balance sheets as accounts payable and accrued expense in respect to Sariona Loan.

On July 31, 2010 Mr. Rick Walchuk, Mr. Michael Soursos and Bruca Trading Ltd. entered into Assignment and Assumption Agreements with several third parties whereby they assigned the following amounts due and payable to each of them to the third parties (Refer to Note 11 – Related Party Transactions):

Rick Walchuk	$619,863
Michael Soursos	93,059
Bruca Trading Ltd.	36,000
$748,922

As a result these amounts have been reclassified on the Company’s balance sheet from Loans Payable – Related Parties and Accounts Payable – related parties to Notes Payable.  The notes are due on demand, bear interest at 5% per annum and are unsecured. As of July 31, 2011, the Company accrued interest expense $37,446 reflected on the Company’s balance sheets as accounts payable and accrued expense.

Taxes on income	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Taxes on income

Note 8– Taxes on Income:

We follow applicable Statements of Financial Accounting Standards regarding Accounting for Income Taxes.  Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. The Company is subject to income taxes in Canada and Greece.

No net provision for Canadian or Greek income taxes has been made in the accompanying statement of operations because no recoverable taxes were paid previously.  Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

For the year ended July 31, 2011 the Company is subject to income taxes in Canada and Greece.  The provision for refundable Canadian income tax consists of the following:

	Year Ended	Year Ended	Year Ended
	July 31, 2011	July 31, 2010	July 31, 2009
Refundable Canadian income tax attributable to:
Current operations	$75,093	$181,362	$721,371
Nondeductible expenses	-	-	-
Timing differences, Stock based compensation	-	(142,215)	(715,966)
Less, Change in valuation allowance	(75,093)	(39,147)	(5,405)
Net refundable amount	$-	$-	$-

The provision for refundable Greek income tax consists of the following:

	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2009
Refundable Greek income tax attributable to:
Current operations	$12,800	$39,300	$74,200
Nondeductible expenses	-	-	-
Less, Change in valuation allowance	(12,800)	(39,300)	(74,200)
Net refundable amount	$-	$-	$-

The cumulative tax effect at the expected rates in Canada and Greece for significant items comprising our net deferred tax amounts as of July 31, 2011, 2010 and 2009 are as follows:

	July 31, 2011		July 31, 2009		July 31, 2009
	Canada Expected rate 34%	Greece Expected rate 25%	Canada Expected rate 34%	Greece Expected rate 25%	Canada Expected rate 34%	Greece Expected rate 25%
Deferred tax asset attributable to:
Net operating loss carryover	$200,645	$218,800	$125,552	$206,000	$86,405	$166,700
Less, Valuation allowance	(200,645)	(218,800)	(125,552)	(206,000)	(86,405)	(166,700)
Net deferred tax asset	$-	$-	$-	$-	$-	$-

At July 31, 2011, the Company has the following estimated operating losses by segment:

	July 31, 2011		July 31, 2010		July 31, 2009
	Canada	Greece	Canada	Greece	Canada	Greece
Operating Loss	$220,862	$51,343	$115,137	$158,531	$15,896	$296,822

At July 31, 2011, we have approximately $591,949 of net operating loss carry-forwards in Canada available to reduce taxable income in futures years, which expire beginning in 2024.

At July 31, 2011, we have approximately $877,021 of future losses for tax purposes in Greece that do not have an expiration date and which are available to reduce taxable income in future periods.

Issuance of shares and warrants	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Issuance of shares and warrants

Note 9 – Issuance of shares and warrants:

As of July 31, 2011, the Company had issued shares of its Class A, voting, no par value common stock as follows:

Date	Description	Shares	Price Per Share	Amount
07/19/04	Shares issued for cash and software license*	13,990,000	$0.000000715	$10
07/19/04	Shares issued for cash and software license*	10,000	0.000000715	-
07/21/04	Shares issued for cash	1,875,000	0.02	37,500
07/23/04	Shares issued for cash	1,300,000	0.02	26,000
07/26/04	Shares issued for cash	625,000	0.02	12,500
07/28/04	Shares issued for cash	200,000	0.02	4,000
07/31/07	Deferred registration costs charged against proceeds	-	-	(11,213)
07/23/09	Shares issued for acquisition	4,000,000	0.09221	368,840
08/25/09	Shares issued under stock option/awards plan**	332,500	0.20	66,500
02/01/10	Shares issued under stock option/awards plan	50,000	0.24	12,000
07/31/10	Shares canceled upon disposal	(4,000,000)		(368,840)
07/31/11	Cumulative Totals	18,382,500		$147,297

* Restricted shares issued to officers of the Company were subscribed and issued at July 31, 2004, but not paid.  The subscriptions were fully paid on September 9, 2004.  Pursuant to EITF Abstract 85-1, the issuance of the shares has been recorded at July 31, 2004.  In connection with the issuance of these shares, we also received an exclusive software license for a divorced-parent, child-time-management software concept.  We have determined that the software license had no fair value at the time of issuance.  Moreover, SEC rules dictate that transfers of non-monetary assets to a company by its promoters or shareholders in exchange for stock prior to or at the time of the Company's initial public offering should be recorded at the transferors' historical cost basis determined under generally accepted accounting principles.  Therefore, since the shareholders had no cost basis in the license, capital stock has been credited only in the amount of the cash received.

**On May 26, 2010 a further 372,500 shares were earned under the Company’s 2008 and 2009 stock awards plan.  As at July 31, 2011, the shares remain un-issued, however, the earned value of the awards totaling $606,500 has been recorded   and expensed as stock based compensation during each of the applicable fiscal years as follows: $24,938 during the fiscal year ended July 31, 2008; $300,696 during the fiscal year ended July 31, 2009 and $280,866 during the fiscal year ended July 31, 2010.

In connection with the sale of 4,000,000 shares for cash noted above, we also issued 4,000,000 warrants to the same purchaser.  The warrants became effective on August 17, 2005, concurrent with the effective date of the Form F-1 that we filed, and expired one year later.  They allowed the holder to purchase 1 share of common stock for each 2 warrants tendered, at a price of $0.10 per share.  Under certain circumstances, based on the performance of our stock on the open market, we could have redeemed the warrants for $0.0001 per share.  At the time of issuance, management determined that the warrants did not have any fair market value.  None of the warrants were exercised by their expiration date, and thus expired unexercised on August 17, 2006.

On July 31, 2010, the Company rescinded its acquisition of E.P.E. and cancelled the 4,000,000 shares of its common issued to E.P.E. previously.

We are also authorized to issue an unlimited number of Class B voting common shares, Class C non-voting common shares, and Class D non-voting common shares, and 5,000,000 shares of Class E non-voting preferred shares.  None of these other classes of shares had been issued at the date of the financial statements.

Stock options and stock awards	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Stock options and stock awards

Note 10 – Stock options and stock awards:

Stock Options and Stock Awards

In the fiscal year ending July 31, 2007, the Company’s Board of Directors and shareholders approved the Company’s Stock Option and Stock Award Plan [the “2007 Plan”] for up to 2,700,000 options. The 2007 Plan provides for the granting of restricted stock awards and options to purchase common stock in the Company to officers, directors, employees, and consultants. Pursuant to the 2007 Plan, options are granted at $2.25 and have a term not to exceed five years. All options and awards are subject to vesting over a two year period from the date of grant with an 50% of the total number of options granted vesting on each of the one and two year anniversary of the original grant date. On May 26, 2009, the Company’s Board of Directors approved, and on September 2009 the shareholders approved, that the stock options as previously granted under the 2007 Plan were to be re-priced at $0.40 per share, which action was undertaken.  Each of the Company’s named executive officers, Mr. Walchuk and Mr. Soursos, were granted a total of 500,000 five year stock options effective May 26, 2008 vesting as to 250,000 shares on the first anniversary of the grant date and 250,000 shares on the second anniversary of the grant date.  Concurrent with the re-pricing of the options granted under the 2007 Plan, a total of 500,000 stock options granted to each of Mr. Walchuk and Mr. Soursos are available for exercise at $0.40 per share until May 25, 2013.

On May 26, 2009, the Company’s Board of Directors approved the Company’s 2009 Stock Option and Stock Award Plan [the “2009 Plan”] providing for 2,700,000 options. The Plan was subsequently approved by shareholders in September 2009. The 2009 Plan is intended to further align the interests of employees, consultants and directors with those of the shareholders by providing incentive compensation opportunities tied to the performance of the Common. The Plan is also intended to advance the interests of the Company and its shareholders by attracting, retaining and motivating key personnel upon whose judgment, initiative and effort the successful conduct of the Company’s business is largely dependent. Pursuant to the 2009 Plan, the pricing of options is left to the discretion of the appointed administrator..  The following table summarizes information concerning stock options outstanding as of July 31, 2011:

For the year ended
	July 31, 2011		July 31, 2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of the year	2,015,000	$0.40	2,015,000	$0.40
Granted	-	-	-	-
Exercised	-	-	-	-
Expired or cancelled	-	-	-	-
Outstanding at end of year	2,015,000	$0.40	2,015,000	$0.40

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Subject to Exercise
$0.40	1,565,000	1.81	1,565,000
$0.40	450,000	2.81	450,000
Total	2,015,000	2.04	2,015,000

If not previously exercised or canceled, options outstanding at July 31, 2011 will expire as follows:

	Range of Exercise Prices		Weighted Average Exercise
	High	Low	Shares	Price
Year Ending July 31, 2013	$0.40	$0.40	1,565,000	$0.40
Year Ending July 31, 2014	$0.40	$0.40	450,000	$0.40

Valuation Assumptions

The Company uses the Black-Scholes option-pricing model (“Black-Scholes model”) to determine the fair value of stock options as of the grant date. The fair value of stock options under the Black-Scholes model requires management to make assumptions regarding projected employee stock option exercise behaviors, risk-free interest rates, volatility of the Company’s stock price and expected dividends.

The expense recognized for options granted under the 2007 Plan is equal to the fair value of stock options as of the grant date. The following table presents the range of the weighted average fair value of options granted to directors and employees and the related assumptions used in the Black-Scholes model for stock option grants made during fiscal years 2009, 2008 and 2007:

	Options Granted
	2011	2010	2009	2008
Fair value of options granted	-	-	$0.20	$1.80
Assumptions used:
Expected life (years) (1)	-	-	2.50 – 3.00	1.50 – 3.50
Risk free interest rate (2)	-	-	2.30%	2.43% - 2.69%
Volatility (3)	-	-	199.91%	120.02%
Dividend yield (4)	-	-	0.00%	0.00%

(1)	Expected life: The expected term of options granted is determined using the “shortcut” method allowed by SAB No.107. Under this approach, the expected term is presumed to be the mid-point between the vesting date and the end of the contractual term.

(2)	Risk-free interest rate: The rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected life of the options.

(3)	Volatility: The expected volatility of the Company’s common stock is calculated by using the historical daily volatility of the Company’s stock price calculated over a period of time representative of the expected life of the options.

(4)	Dividend yield: The dividend yield rate is not considered in the model, as the Company has not established a dividend policy for the stock.

Related party transactions	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Related party transactions

Note 11 – Related party transactions:

During the fiscal year ended July 31, 2011, Mr. Rick Walchuk, a Director of the Company advanced funds in the amount of $35,129 for the Company’s operation. As at July 31, 2011 the Company owed Mr. Walchuk an amount totaling $35,129 (2010 – NIL), which is included on the Company’s balance sheet as loan payable – related party.  On July 31, 2008, the Board of Directors approved a series of promissory notes in respect of funds advanced by Mr. Walchuk for operations bearing interest at 5% per annum. As a result of the agreements, the Company has accrued interest expenses totaling in the amount of $822 in respect of amounts advanced to the close of the fiscal year, which amount on the Company’s balance sheet as Accounts payable – related party.

During the fiscal year ended July 31, 2011, the Company accrued management fees totaling $96,000 ($96,000 – 2010) to two directors of the Company, being Rick Walchuk and Michael Soursos.  The Company did not make any cash payments to either director, leaving an amount of $265,000 owing to Mr. Walchuk and an amount of $36,000 owing to Mr. Soursos on the Company’s balance sheet as Accounts payable – related party.

During fiscal year ended July 31, 2010 the Company accrued invoices for services totaling $10,882 (2009 - $34,798) from International Securities Group Inc., a company for which a former director acts as a consultant.  The Company did not make any cash payments. The total amount of $77,415 is included on the Company’s balance sheet as Accounts payable – related party.

New accounting pronouncements	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
New accounting pronouncements

Note 12 - New accounting pronouncements:

On September 25, 2008, the FASB proposed FSP FAS 144-d – “Amending the Criteria for Reporting a Discontinued Operation”. The proposed FASB Staff Position (FSP) would converge the definition and disclosure requirements of a discontinued operation with IFRS. The proposed FSP would amend the definition of a discontinued operation that establishes when a component of an entity would be reported in the discontinued operations section of the income statement in accordance with ASC 205-20, Presentation of Financial Statements — Discontinued Operations. Based on subsequent deliberations, the Board decided that a discontinued operation is a component that has either been disposed of or is classified as held for sale and: (1) Represents a separate major line of business or major geographical area of operations; (2) Is part of a single coordinated plan to dispose of a separate major line of business or major geographical area of operations; or (3) Is a business that meets the criteria to be classified as held for sale on acquisition. The proposed FSP would eliminate certain existing requirements for discontinued operations classification; specifically, that (a) the cash flows of the component are eliminated after disposal and (b) significant continuing involvement is prohibited. The proposed FSP requires additional disclosures for all components of an entity that either have been disposed of or are classified as held for sale. In subsequent deliberations, the Boards had agreed on proposed effective dates in 2011. However, in conjunction with their modified convergence strategy announced in June 2010, the Boards decided to align this project’s timetable with their joint project on overall financial statement presentation. As a result, a proposed ASU is not expected until the first quarter of 2011, with a final standard expected by the end of 2011.

ASC Topic 855, "Subsequent Events", ASC Topic 810, "Accounting for Transfers of Financial Assets", ASC Topic 105 "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles- were recently issued. Above codifications have no current applicability to the Company or their effect on the financial statements would not have been significant.

Accounting Standards Update ("ASU") ASU No. 2009-05 (ASC Topic 820), which amends Fair Value Measurements and Disclosures - Overall, ASU No. 2009-13 (ASC Topic 605), Multiple-Deliverable Revenue Arrangements, ASU No. 2009-14 (ASC Topic 985), Certain Revenue Arrangements that include Software Elements, and various other ASU's No. 2009-2 through ASU No. 2010-03 which contain technical corrections to existing guidance or affect guidance to specialized industries or entities were recently issued. These updates have no current applicability to the Company or their effect on the financial statements would not have been significant.

In May 2011, the Financial Accounting Standards Board (FASB) released ASU 2011-04 “Fair Value Measurement”, which amends ASC 820 “Fair Value Measurements and Disclosures”. This standard will be effective beginning in the first calendar quarter of 2012 and the Company is in the process of assessing the impact of this standard on the Company’s Consolidated Financial Statements.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income: Presentation of Comprehensive Income. The ASU amends FASB Codification Topic 220, Comprehensive Income, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2011, and early adoption is permitted. The adoption of this standard will not have an impact on the Company’s financial statements as they currently conform.

Other events	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Other events

Note 13 - Other events:

On January 31, 2011, Mr. David Little resigned as a member of the Company’s Board of Directors.

On June 15, 2011, Johnathan Bradley resigned as a member of the Company’s Board of Directors.

On June 15, 2011, Jacqueline Danforth resigned as the Company’s Chief Financial Officer and a member of the Board of Directors.  Concurrent with Ms. Danforth’s resignation, Trevor Countryman was appointed Chief Financial Officer and a member of the Company’s Board of Directors.

On July 31, 2011 Jennifer Walchuk was appointed the Company’s Chief Financial Officer and also the Board of Directors.  Concurrent with her appointment, Trevor Countryman resigned as an officer and as a member of the Board of Directors.

On or about September 12, 2011, the Company and Mr. Papadias renegotiated the terms of the original Memorandum of Understanding (“MOU”) discussed above in Note 2 – Future Operations to extend the time allotted to evaluate and complete the Study to twenty-four (24) months from the date of signing (October 1, 2010), as well as any payments required under the MOU to commence twenty four (24) months from signing.  All other terms and conditions to the MOU remain as originally stated.

In accordance with FASB pronouncements regarding subsequent events, we have evaluated subsequent events through October 3, 2011, and we believe there are no subsequent events required to be disclosed pursuant to this pronouncement.